INCOME TAXES - Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current			$ 6,705	$ 4,113
Deferred			(973)	(1,587)
Income tax expense	$ 1,440	$ 1,817	$ 5,732	$ 2,526